Loss Per Share	9 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss Per Share	Loss Per Share

Accounting Policy

The Company calculates basic (loss) earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued.

The following is a reconciliation of basic and diluted loss per share:

Basic and diluted loss per share

	Nine months ended March 31, 2023	Year ended June 30, 2022
Net loss attributable to Aurora shareholders	($198,997)	($1,717,624)

Weighted average number of Common Shares outstanding	322,735,165	214,912,605

Basic loss per share	($0.62)	($7.99)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, RSU, DSU, PSU, warrants and share options is anti-dilutive.